Accounts Receivable - Allowance for Credit Losses (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 562	$ 0
Provision for expected losses	1,222	766
Write-offs charged against the allowance	(778)	(204)
Recoveries collected	87	0
Ending balance	$ 919	$ 562